Average Annual Total Returns - Papp Small & Mid-Cap Growth Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	1.22%	8.69%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.97%	0.81%	8.07%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.34%	0.95%	7.02%
S&P MidCap 400 Growth Index® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	7.12%	10.44%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%